PROPERTY, PLANT AND EQUIPMENT - Disclosure Of Detailed Information About Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 502,649
Depletion, depreciation and amortization	6,177	$ 6,358
Ending balance	529,261	502,649
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	508,006	198,392
Additions	56,113	441,873
Disposals	24	3
IFRS 16 Right of Use assets	280	634
Change in estimate of provision for environmental rehabilitation	(23,602)	2,080
Transfers	0	0
Adjustments		(26)
Classified as held for sale		134,944
Ending balance	540,773	508,006
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,357)	(98,236)
Disposals	(22)	(3)
Classified as held for sale		(99,234)
Depletion, depreciation and amortization	6,177	6,358
Ending balance	(11,512)	(5,357)
Mine properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	3,239
Additions		3,677
Transfers		(355)
Classified as held for sale		3,684
Depletion, depreciation and amortization		2,877
Ending balance	0	0
Mine properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,160	96,537
Additions	0	3,677
Disposals	0	0
IFRS 16 Right of Use assets	0	0
Change in estimate of provision for environmental rehabilitation	0	0
Transfers	0	(355)
Adjustments		0
Classified as held for sale		97,699
Ending balance	2,160	2,160
Mine properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,160)	(93,298)
Disposals	0	0
Classified as held for sale		(94,015)
Depletion, depreciation and amortization	0	2,877
Ending balance	(2,160)	(2,160)
Development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	76,385	30,902
Additions	32,422	69,049
Change in estimate of provision for environmental rehabilitation	(994)	318
Transfers	899	2,703
Classified as held for sale	0	26,587
Ending balance	108,712	76,385
Development properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	76,385	30,902
Additions	32,422	69,049
Disposals	0	0
IFRS 16 Right of Use assets	0	0
Change in estimate of provision for environmental rehabilitation	(994)	318
Transfers	899	2,703
Adjustments		0
Classified as held for sale		26,587
Ending balance	108,712	76,385
Development properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Classified as held for sale		0
Depletion, depreciation and amortization	0	0
Ending balance	0	0
Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	223,220	52,463
Additions	241	169,195
Change in estimate of provision for environmental rehabilitation	(22,608)	1,762
Transfers	7,182	(200)
Classified as held for sale	0	0
Ending balance	208,035	223,220
Exploration, evaluation and pre-development properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	223,220	52,463
Additions	241	169,195
Disposals	0	0
IFRS 16 Right of Use assets	0	0
Change in estimate of provision for environmental rehabilitation	(22,608)	1,762
Transfers	7,182	(200)
Adjustments		0
Classified as held for sale		0
Ending balance	208,035	223,220
Exploration, evaluation and pre-development properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Classified as held for sale		0
Depletion, depreciation and amortization	0	0
Ending balance	0	0
Buildings, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	203,044
Ending balance	212,514	203,044
Buildings, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	206,241	18,490
Additions	23,450	199,952
Disposals	24	3
IFRS 16 Right of Use assets	280	634
Change in estimate of provision for environmental rehabilitation	0	0
Transfers	(8,081)	(2,148)
Adjustments		(26)
Classified as held for sale		10,658
Ending balance	221,866	206,241
Buildings, plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,197)	(4,938)
Disposals	(22)	(3)
Classified as held for sale		(5,219)
Depletion, depreciation and amortization	6,177	3,481
Ending balance	$ (9,352)	$ (3,197)